UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-05642)
American Income Fund, Inc.

(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)
800-677-3863

Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 05/31/10

Item 1. Schedule of Investments.
Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets)

High Yield Corporate Bonds — 33.1%
Basic Industry — 5.4%
AK Steel, 7.63%, 5/15/20	$250,000	$246,875
Berry Plastics, 10.25%, 3/1/16	150,000	133,500
Boise Cascade LLC, 7.13%, 10/15/14	200,000	188,000
Boise Paper Holdings LLC, 9.00%, 11/1/17 ■	150,000	158,438
Cascades, 7.75%, 12/15/17 ■	250,000	241,250
Domtar, 7.13%, 8/15/15	225,000	236,250
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	144,375
FMG Finance Property, 10.00%, 9/1/13 ■	250,000	267,812
Georgia Gulf, 9.00%, 1/15/17 ■	200,000	203,000
Hexion, 9.75%, 11/15/14	250,000	238,750
Huntsman International LLC, 7.88%, 11/15/14	240,000	229,200
Intertape Polymer US, 8.50%, 8/1/14	150,000	122,250
INVISTA, 9.25%, 5/1/12 ■	200,000	203,284
Momentive Performance Materials, 9.75%, 12/1/14	150,000	142,875
Nova Chemicals, 8.38%, 11/1/16	250,000	251,250
Olin, 8.88%, 8/15/19	400,000	426,000
Solutia, 7.88%, 3/15/20	200,000	199,000
Steel Dynamics, 6.75%, 4/1/15	184,000	177,560
Vedanta Resources, 9.50%, 7/18/18 ■	100,000	102,000
Verso Paper Holdings LLC, 9.13%, 8/1/14	250,000	236,250
		4,147,919
Capital Goods — 2.4%
BE Aerospace, 8.50%, 7/1/18	250,000	258,750
Bombardier, 7.50%, 3/15/18 ■	200,000	202,000
Case New Holland, 7.13%, 3/1/14	200,000	200,000
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	150,000	96,000
Manitowoc, 9.50%, 2/15/18	250,000	245,625
Masco, 5.88%, 7/15/12	110,000	113,832
Spirit Aerosystems, 7.50%, 10/1/17	200,000	197,000
Terex, 7.38%, 1/15/14	250,000	250,625
TransDigm, 7.75%, 7/15/14 ■	250,000	250,000
		1,813,832
Communications — 4.8%
Clear Channel Communications, 6.88%, 6/15/18	100,000	48,250
Clear Channel Worldwide Holdings, 9.25%, 12/15/17 ■	200,000	203,500
Clearwire Communications LLC, 12.00%, 12/1/15 ■	250,000	243,750
Digicel, 8.25%, 9/1/17 ■	250,000	245,000
Frontier Communications, 9.00%, 8/15/31	330,000	311,025
Inmarsat Finance, 7.38%, 12/1/17 ■	250,000	249,375
Level 3 Financing, 10.00%, 2/1/18 ■	200,000	176,000
McClatchy, 11.50%, 2/15/17 ■	150,000	150,750
Media General, 11.75%, 2/15/17 ■	150,000	144,750
New Communications Holdings, 8.50%, 4/15/20 ■	250,000	246,250
Nextel Communications, Series F, 5.95%, 3/15/14	250,000	230,625
Nielsen Finance, 0.00% through 8/1/11, 12.50% thereafter, 8/1/16 ☐▪	240,000	222,000
NII Capital, 8.88%, 12/15/19	500,000	508,750
Sirius XM Radio, 8.75%, 4/1/15 ■	200,000	194,000
Sprint Nextel, 8.38%, 8/15/17	175,000	171,937
UPC Holding BV, 9.88%, 4/15/18 ■	200,000	202,000
Wind Acquisition Finance SA, 11.75%, 7/15/17 ■	150,000	153,000
		3,700,962
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶

Consumer Cyclical — 7.6%
American Axle & Manufacturing, 7.88%, 3/1/17	$150,000	$132,750
Avis Budget Car Rental LLC, 7.63%, 5/15/14	250,000	237,500
Beazer Homes USA, 9.13%, 6/15/18	250,000	235,000
Carrols, 9.00%, 1/15/13	250,000	246,875
Felcor Lodging LP, 10.00%, 10/1/14	200,000	200,000
Ford Motor, 7.45%, 7/16/31	100,000	89,000
Ford Motor Credit, 7.00%, 10/1/13	560,000	564,847
Geo Group, 7.75%, 10/15/17 ■	250,000	249,062
Harrah’s Operating,
10.75%, 2/1/16	113,000	89,552
11.25%, 6/1/17	250,000	261,875
JC Penney, 5.65%, 6/1/20	250,000	243,750
Lear, 7.88%, 3/15/18	200,000	195,000
Levi Strauss & Co, 7.63%, 5/15/20 ■	200,000	195,000
M/I Homes, 6.88%, 4/1/12	240,000	233,400
Macy’s Retail Holdings, 7.00%, 2/15/28	250,000	235,000
MGM Mirage, 7.63%, 1/15/17	150,000	112,500
Navistar International, 8.25%, 11/1/21	300,000	300,000
Oshkosh, 8.25%, 3/1/17	250,000	257,500
QVC, 7.13%, 4/15/17 ■	250,000	243,125
Realogy, 10.50%, 4/15/14	125,000	106,250
Rite Aid,
7.50%, 3/1/17	200,000	180,000
10.38%, 7/15/16	250,000	255,000
Sally Holdings, 10.50%, 11/15/16	200,000	212,000
Sealy Mattress, 10.88%, 4/15/16 ■	158,000	173,010
Tenneco, 8.13%, 11/15/15	350,000	349,125
Wyndham Worldwide, 6.00%, 12/1/16	254,000	246,536
		5,843,657
Consumer Non Cyclical — 2.9%
Catalent Pharma Solutions, 9.50%, 4/15/15	276,281	268,683
Chiquita Brands International, 7.50%, 11/1/14	100,000	97,000
Constellation Brands, 7.25%, 5/15/17	200,000	198,000
Del Monte, 7.50%, 10/15/19 ■	250,000	254,375
Dole Food, 13.88%, 3/15/14	99,000	114,345
FAGE Dairy Industry SA, 9.88%, 2/1/20 ■	150,000	132,938
HCA, 6.75%, 7/15/13	250,000	241,875
Health Management Associates, 6.13%, 4/15/16	200,000	187,750
Ingles Markets, 8.88%, 5/15/17	250,000	255,313
Revlon Consumer Products, 9.75%, 11/15/15 ■	150,000	152,625
Stater Brothers Holdings, 8.13%, 6/15/12	195,000	194,756
Tenet Healthcare, 7.38%, 2/1/13	150,000	150,000
		2,247,660
Electric — 0.7%
AES, 8.00%, 10/15/17	250,000	245,625
Dynegy Holdings, 7.75%, 6/1/19	150,000	108,375
Energy Future Holdings, 10.00%, 1/15/20 ■	200,000	199,000
		553,000
Energy — 3.6%
Aquilex Holdings LLC, 11.13%, 12/15/16 ■	150,000	150,000
Atlas Energy Operating, 12.13%, 8/1/17	200,000	222,000
ATP Oil & Gas, 11.88%, 5/1/15 ■	200,000	157,000
Chesapeake Energy,
7.00%, 8/15/14	250,000	254,687
9.50%, 2/15/15	150,000	162,375
Cloud Peak Energy Resources LLC, 8.25%, 12/15/17 ■	225,000	222,188
Concho Resources, 8.63%, 10/1/17	250,000	253,125
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶

Forest Oil, 7.25%, 6/15/19	$115,000	$108,244
Linn Energy LLC, 8.63%, 4/15/20 ■	200,000	198,000
Patriot Coal, 8.25%, 4/30/18	250,000	245,000
PetroHawk Energy, 7.88%, 6/1/15	215,000	208,281
Pioneer Drilling, 9.88%, 3/15/18 ■	150,000	148,500
Sabine Pass LNG, 7.50%, 11/30/16	200,000	166,000
SandRidge Energy, 9.88%, 5/15/16 ■	150,000	147,750
Stone Energy, 6.75%, 12/15/14	100,000	87,000
		2,730,150
Finance — 0.7%
Icahn Enterprises LP, 7.75%, 1/15/16 ■	250,000	235,000
ILFC E-Capital Trust I, 5.90%, 12/21/65 ■ Δ	200,000	122,000
Pinnacle Foods Finance LLC, 9.25%, 4/1/15 ■	200,000	199,500
		556,500
Industrials Other — 0.3%
RBS Global, 8.50%, 5/1/18 ■	200,000	190,000
Insurance — 0.7%
American International Group, 6.25%, 3/15/37	200,000	125,000
Genworth Financial, 6.15%, 11/15/66 Δ	300,000	208,500
Lincoln National, 6.05%, 4/20/67 Δ	250,000	192,500
		526,000
Natural Gas — 1.3%
Crosstex Energy LP, 8.88%, 2/15/18 ■	200,000	197,000
El Paso,
6.88%, 6/15/14	200,000	200,521
7.75%, 1/15/32, Series GMTN	200,000	187,900
Plains Exploration & Production, 7.75%, 6/15/15	250,000	243,438
Southern Union, 7.20%, 11/1/66 Δ	200,000	180,000
		1,008,859
Real Estate — 0.4%
Agile Property Holdings, 8.88%, 4/28/17 ■	150,000	139,500
Shimao Property Holdings, 8.00%, 12/1/16 ■	150,000	135,000
		274,500
Sovereigns — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	293,750
Technology — 0.6%
Alcatel-Lucent USA, 6.45%, 3/15/29	250,000	170,000
Amkor Technologies, 7.38%, 5/1/18 ■	200,000	193,000
First Data, 9.88%, 9/24/15	150,000	122,250
		485,250
Transportation — 1.3%
Continental Airlines, Series 2007-1, Class C, 7.34%, 4/19/14	221,268	212,417
Delta Air Lines, 12.25%, 3/15/15 ■	150,000	155,625
Greenbrier, 8.38%, 5/15/15	175,000	163,844
Hertz, 10.50%, 1/1/16	250,000	258,750
Navios Maritime Holdings, 9.50%, 12/15/14	250,000	243,125
		1,033,761

Total High Yield Corporate Bonds (Cost: $24,904,957)		25,405,800
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶

U.S. Government Agency Mortgage-Backed Securities — 50.4%
Adjustable Rate Δ — 0.6%
Federal Home Loan Mortgage Corporation, 2.62%, 9/1/18, #605911	$106	$111
Federal National Mortgage Association,
2.91%, 7/1/27, #070179	1,200	1,262
2.87%, 10/1/32, #725110 a	235,038	245,427
Government National Mortgage Association, 3.13%, 12/20/22, #008096	190,403	195,642
		442,442

Fixed Rate — 49.8%
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676 a	162,273	179,508
5.50%, 10/1/33, #A15120 a	636,120	681,891
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	144,652	150,592
7.00%, 7/1/17, #254414 a	172,267	188,625
5.00%, 11/1/18, #750989 a	296,644	318,385
5.00%, 2/1/19, #767182 a	488,644	524,458
5.00%, 2/1/21, #745279 a	465,456	498,115
5.50%, 4/1/21, #840466 a	543,517	585,221
6.00%, 5/1/29, #323702 a	288,511	317,520
7.00%, 9/1/31, #596680 a	176,056	194,675
6.50%, 6/1/32, #596712 a	241,955	263,795
5.50%, 6/1/33, #709700 a	434,177	465,517
5.50%, 11/1/33, #555967 a	1,087,568	1,166,072
6.00%, 11/1/33, #743642 a	290,116	318,017
5.50%, 12/1/33, #756202 a	653,516	700,689
6.00%, 1/1/34, #763687 a	573,758	626,069
5.50%, 2/1/34, #766070 a	608,761	652,132
6.00%, 3/1/34, #745324 a	527,178	578,537
6.50%, 6/1/34, #735273 a	595,088	660,059
6.00%, 1/1/35, #810225 a	546,152	595,946
5.50%, 3/1/35, #815979 a	1,044,282	1,116,723
5.00%, 7/1/35, #828346 a	1,211,524	1,272,660
5.50%, 3/1/36, #878059 a	827,250	883,602
6.00%, 6/1/36, #882685 a	1,912,923	2,068,198
5.50%, 4/1/37, #888284 a	1,714,589	1,831,386
5.00%, 6/1/37, #944244 a	1,192,495	1,249,437
5.50%, 6/1/38, #995018 a	1,747,311	1,866,338
5.00%, 6/1/40«	8,715,000	9,122,156
5.50%, 6/1/40«	7,325,000	7,813,717
Government National Mortgage Association,
5.50%, 8/15/33, #604567 a	814,060	880,465
6.00%, 7/15/34, #631574 a	397,035	433,687
		38,204,192

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $37,156,931)		38,646,634

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 24.5%
Adjustable Rate Δ — 6.1%
California Federal Bank of Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21 ∞	10,591	10,445
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.59%, 6/26/37 ■	711,711	697,374
Goldman Sachs Mortgage Loan Trust,
4.70%, 10/25/33, Series 2003-10, Class 1A1	677,591	658,682
4.24%, 1/25/35, Series 2005-AR1, Class B1 ∞	1,320,303	198,399
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.72%, 7/25/36	1,500,000	1,199,269
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.93%, 1/25/37	$529,014	$123,433
Washington Mutual Mortgage Pass-Through Certificates,
5.80%, 9/25/36, Series 2007-HY2, Class 3A2	705,749	122,907
5.34%, 2/25/37, Series 2007-HY1, Class 4A1	779,196	570,158
5.57%, 2/25/37, Series 2007-HY1, Class 1A1	679,142	498,065
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.40%, 6/25/33	356,129	232,688
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 5.88%, 10/25/36	457,532	368,543
		4,679,963
Fixed Rate — 18.4%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.01%, 4/25/37 ∞	774,893	215,275
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ∞	783,140	269,662
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.30%, 8/25/34 ∞	2,802,560	1,415,769
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	90,461	86,487
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	690,125	668,932
Credit Suisse First Boston Mortgage Securities Corporation,
6.25%, 4/25/33, Series 2003-8, Class DB1	1,175,411	1,039,938
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	536,440
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	943,139	723,122
GMAC Mortgage Corporation Loan Trust, Series 2003-J9, Class A15, 5.00%, 1/25/34	674,538	676,307
Goldman Sachs Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	227,796	192,625
5.74%, 5/25/35, Series 2005-4F, Class B1 ∞	2,454,497	1,406,103
6.85%, 3/25/43, Series 2003-1, Class B2 ∞	1,606,264	931,410
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ∞	571,559	503,149
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	831,326	559,326
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 6.42%, 7/25/47	329,444	308,880
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	422,363	428,372
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ∞	1,010,700	597,581
Prime Mortgage Trust, Series 2004-2, ∞
5.13%, 11/25/19, Class B2	290,068	196,983
5.13%, 11/25/19, Class B3	217,383	101,021
Residential Accredit Loans, ∞
5.00%, 6/25/18, Series 2003-QS12, Class M1	659,208	509,101
5.00%, 9/25/19, Series 2004-QS13, Class M3	271,930	14,499
Residential Asset Mortgage Products,
7.33%, 4/25/31, Series 2003-SL1, Class M2 ∞	832,005	590,238
6.50%, 7/25/32, Series 2004-SL4, Class A3	468,944	477,419
Washington Mutual MSC Mortgage Pass-Through Certificates,
7.47%, 4/25/33, Series 2003-MS9, Class CB2 ∞	319,322	176,531
6.37%, 8/25/38, Series 2004-RA3, Class 2A	243,955	248,102
Wells Fargo Mortgage-Backed Securities Trust,
4.50%, 8/25/18, Series 2003-7, Class A3	115,496	113,689
4.72%, 7/25/19, Series 2004-7, Class B2 ∞	501,535	350,139
4.72%, 7/25/19, Series 2004-7, Class B3 ∞	376,320	248,375
5.50%, 7/25/37, Series 2007-9, Class 1A4	1,240,000	509,065
		14,094,540

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost: $25,421,235)		18,774,503

Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities — 0.4%
Fixed Rate — 0.4%
Federal National Mortgage Association, Series 2002-W1, Class 2A, 7.50%, 2/25/42 (Cost: $285,383)	273,470	310,901
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

		FAIR
DESCRIPTION	PAR	VALUE ¶

Asset-Backed Securities — 27.2%
Credit Cards — 1.0%
American Express Issuance Trust, Series 2005-1, Class C, 0.68%, 8/15/11 Δ	$435,000	$433,847
Discover Card Master Trust, Series 2007-C1, Class C1, 0.67%, 1/15/13 Δ	370,000	369,503
		803,350
Home Equity — 3.8%
Bear Stearns Asset Backed Securities Trust, Series 2004-HE10, Class M1, 1.00%, 12/25/34 Δ	1,072,980	891,352
Countrywide Asset-Backed Certificates, Class 2A1 Δ
0.40%, 7/25/37, Series 2007-1	714,428	693,404
0.41%, 6/25/47, Series 2007-11	373,390	353,023
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35	631,199	412,994
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29	747,623	538,311
		2,889,084
Manufactured Housing — 4.7%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	110,279	112,272
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■	192,421	196,427
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 5/15/14	555,015	553,509
Madison Avenue Manufactured Housing Contract, Series 2002-A, Class A1, 0.70%, 3/25/32 Δ	400,289	389,426
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	972,116	989,049
Origen Manufactured Housing,
5.25%, 12/15/18, Series 2005-B, Class A2	189,227	191,518
5.73%, 11/15/35, Series 2004-B, Class M1	397,156	379,764
5.99%, 1/15/37, Series 2005-B, Class M1	750,000	761,729
		3,573,694
Other — 17.7%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45	500,000	457,335
Bear Stearns Commercial Mortgage Securities, Δ
5.91%, 9/11/38, Series 2006-PW12, Class A4	1,000,000	1,040,315
6.18%, 9/11/42, Series 2007-T28, Class D ■ ∞	475,000	162,930
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ, 6.30%, 12/10/49 Δ	210,000	131,214
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 Δ	1,000,000	987,481
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	860,049
5.74%, 12/10/49, Series 2007-GG11, Class A4	1,000,000	974,181
GS Mortgage Securities Corporation II, Series 2007-GG10, Class A4, 6.00%, 8/10/45 Δ	2,080,000	1,953,007
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20, Class A4, 5.79%, 2/12/51 Δ	500,000	495,447
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Δ
6.32%, 4/15/41, Class A2	752,000	770,348
6.32%, 4/15/41, Class AM	210,000	174,075
Merrill Lynch Mortgage Trust,
5.33%, 7/12/38, Series 2005-CIP1, Class C Δ ∞	500,000	327,196
5.69%, 2/12/51, Series 2008-C1, Class A4	960,000	936,000
Morgan Stanley Capital I,
5.33%, 12/15/43, Series 2006-IQ12, Class A4	565,000	564,157
6.46%, 1/11/43, Series 2008-T29, Class A4 Δ	1,125,000	1,190,058
5.45%, 2/12/44, Series 2007-HQ11, Class A4 Δ	600,000	576,678
RBSSP Resecuritization Trust, Δ ■
0.46%, 3/26/36, Series 2010-4, Class 1A1	449,835	388,610
0.50%, 5/26/36, Series 2009-10, Class 8A1	254,402	239,705
0.57%, 9/25/37, Series 2009-9, Class 9A1	405,897	377,366
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	1,000,000	996,417
		13,602,569

Total Asset-Backed Securities (Cost: $18,896,366)		20,868,697
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

	PAR/	FAIR
DESCRIPTION	SHARES	VALUE ¶

Investment Grade Corporate Bonds — 5.4%
Basic Industry — 2.5%
International Paper, 9.38%, 5/15/19	$500,000	$627,402
Southern Copper, 7.50%, 7/27/35	400,000	413,702
Teck Resources, 9.75%, 5/15/14	500,000	587,757
Vale Overseas, 6.25%, 1/11/16	250,000	271,553
		1,900,414
Communications — 0.3%
Qwest, 8.88%, 3/15/12	175,000	187,031
Consumer Cyclical — 0.2%
CVS Caremark, 6.30%, 6/1/37 Δ	200,000	181,000
Electric — 0.7%
FirstEnergy Solutions, 6.05%, 8/15/21	255,000	252,868
Teco Finance, 6.57%, 11/1/17	250,000	278,114
		530,982
Energy — 0.1%
Gazprom Capital SA, 6.51%, 3/7/22 ■	100,000	94,500
Finance — 0.4%
Discover Financial Services, 10.25%, 7/15/19	250,000	294,476
Real Estate — 1.2%
Duke Realty LP, 5.50%, 3/1/16	200,000	203,253
HRPT Properties Trust — REIT, 6.25%, 8/15/16	400,000	412,254
Simon Property Group — REIT, 10.35%, 4/1/19	250,000	324,454
		939,961

Total Investment Grade Corporate Bonds (Cost: $3,337,031)		4,128,364
Preferred Stocks — 1.4%
Banking — 0.4%
Bank of America, Series 5	19,000	323,570
Finance — 0.5%
Goldman Sachs Group, Series A	3,000	56,130
MetLife, Series B	7,600	180,044
Regions Financing Trust III	5,600	140,000
		376,174
Real Estate Investment Trusts — 0.3%
Duke Realty, Series O	2,500	62,000
Freddie Mac, Series Z	5,000	5,250
iStar Financial, Series G	1,000	14,640
Northstar Realty Finance, Series A	4,000	63,160
Northstar Realty Finance, Series B	4,000	60,600
		205,650
Wireless Communication — 0.2%
United States Cellular	6,000	147,720

Total Preferred Stocks (Cost: $1,129,615)		1,053,114

Municipal Bond — 0.7%
Healthcare Revenue — 0.7%
Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital Revenue, Welmont Health System, Series 2001-8, 6.95%, 9/1/16 (Cost: $575,000)	575,000	568,991
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

	SHARES/	FAIR
DESCRIPTION	PAR	VALUE ¶

Short-Term Investments — 3.6%
Money Market Fund x — 3.4%
First American Prime Obligations Fund, Class Z, 0.09%	2,584,039	$2,584,039
U.S. Treasury Obligation ☐ — 0.2%
U.S. Treasury Bill, 0.22%, 12/16/10	$200,000	199,763

Total Short-Term Investments (Cost: $2,783,802)		2,783,802

Total Investments ▲ — 146.7% (Cost: $114,490,320)		112,540,806

Other Assets and Liabilities, Net — (46.7)%		(35,813,521)

Total Net Assets — 100.0%		$76,727,285

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

As of May 31, 2010, the fund held no internally fair valued securities.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2010, the fair value of these investments was $12,105,899 or 15.8% of total net assets.

☐▪	Delayed Interest (Step Bonds) — Securities for which the coupon rate of interest will adjust on specified future date(s).

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of May 31, 2010.
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2010, securities valued at $21,492,710 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$14,290,000	05/07/10	0.27%	06/07/10	$2,679	(1)
6,026,554	05/26/10	0.38%	06/28/10	382	(2)

$20,316,554				$3,061

*	Interest rate as of May 31, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $162,273 par
Federal National Mortgage Association, 6.00%, 12/1/13, $144,652 par
Federal National Mortgage Association, 7.00%, 7/1/17, $172,267 par
Federal National Mortgage Association, 5.00%, 11/1/18, $296,644 par
Federal National Mortgage Association, 5.00%, 2/1/21, $465,456 par
Federal National Mortgage Association, 6.00%, 5/1/29, $288,511 par
Federal National Mortgage Association, 7.00%, 9/1/31, $176,056 par
Federal National Mortgage Association, 5.50%, 6/1/33, $434,177 par
Federal National Mortgage Association, 6.00%, 1/1/34, $573,758 par
Federal National Mortgage Association, 5.50%, 2/1/34, $589,123 par
Federal National Mortgage Association, 6.00%, 3/1/34, $527,178 par
Federal National Mortgage Association, 6.00%, 1/1/35, $546,152 par
Federal National Mortgage Association, 5.00%, 7/1/35, $1,211,524 par
Federal National Mortgage Association, 5.50%, 3/1/36, $827,250 par
Federal National Mortgage Association, 6.00%, 6/1/36, $1,912,923 par
Federal National Mortgage Association, 5.50%, 4/1/37, $1,714,589 par
Federal National Mortgage Association, 5.00%, 6/1/37, $1,192,495 par
Federal National Mortgage Association, 5.50%, 6/1/38, $1,747,311 par
Government National Mortgage Association, 5.50%, 8/15/33, $814,060 par
Government National Mortgage Association, 6.00%, 7/15/34, $397,035 par

(2)	Barclays:
Federal National Mortgage Association, 2.87%, 10/1/32, $235,038 par
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $636,120 par
Federal National Mortgage Association, 5.00%, 2/1/19, $488,644 par
Federal National Mortgage Association, 5.50%, 4/1/21, $543,517 par
Federal National Mortgage Association, 6.50%, 6/1/32, $241,955 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,087,568 par
Federal National Mortgage Association, 6.00%, 11/1/33, $290,116 par
Federal National Mortgage Association, 5.50%, 12/1/33, $653,516 par
Federal National Mortgage Association, 6.50%, 6/1/34, $595,088 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,044,282 par

«	Security purchased on a when-issued basis. On May 31, 2010, the total cost of investments purchased on a when-issued basis was $16,769,095 or 21.9% of total net assets.

∞	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2010, the fair value of this investment was $8,224,806 or 10.7% of total net assets.

x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate quoted is the annualized seven-day effective yield as of May 31, 2010.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of May 31, 2010.
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $114,490,320. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,020,979
Gross unrealized depreciation	(8,970,493)

Net unrealized depreciation	$(1,949,514)

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of	Notional	Unrealized
	Settlement	Contracts	Contract	Appreciation/
Description	Month	Sold	Value	Depreciation
U.S. Treasury 2 Year Note Futures	September 2010	3	$(654,422)	$(851)
U.S. Treasury 5 Year Note Futures	September 2010	57	(6,650,297)	15,258
U.S. Treasury 10 Year Note Futures	September 2010	16	(1,918,000)	10,907
U.S. Treasury Long Bond Futures	September 2010	18	(2,207,812)	31,107

				$56,421

As of May 31, 2010, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Value
Interest Rate Contracts	$57,272

Balance as of May 31, 2010	$57,272

Liability Derivatives	Value
Interest Rate Contracts	$851

Balance as of May 31, 2010	$851

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
American Income Fund 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Income Fund (MRF)
As of May 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
High Yield Corporate Bonds	$—	$25,730,254	$—	$25,730,254
U.S. Governement Agency Mortgage-Backed Securities	—	38,646,634	—	38,646,634
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	18,774,503	—	18,774,503
Collateralized Mortgage Obligation — U.S. Agency Mortgage-Backed Securities	—	310,901	—	310,901
Asset-Backed Securities	—	20,868,697	—	20,868,697
Investment Grade Corporate Bonds	—	3,803,910	—	3,803,910
Preferred Stocks	996,984	—	56,130	1,053,114
Municipal Bond	—	568,991	—	568,991
Short-Term Investments	2,584,039	199,763	—	2,783,802

Total Investments	$3,581,023	$108,903,653	$56,130	$112,540,806

As of May 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Futures Contracts	$56,421	$—	$—	$56,421

Total Other Financial Instruments	$56,421	$—	$—	$56,421

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Collateralized
		Mortgage
		Obligation-
		Private Mortgage-
	High Yield	Backed	Preferred	Total Fair
	Corporate Bonds	Securities	Stocks	Value
Balance as of August 31, 2009	$345,144	$510,300	$—	$855,444
Accrued discounts/premiums	18,992	669	—	19,661
Realized gain (loss)	90,007	7,119	—	97,126
Net change in unrealized appreciation or depreciation	(62,962)	(6,619)	3,420	(66,161)
Net purchases (sales)	(391,181)	(134,103)	52,710	(472,574)
Net transfers in and/or (out) of Level 3	—	(377,366)	—	(377,366)

Balance as of May 31, 2010	$—	$—	$56,130	$56,130

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2010	$—	$—	$3,420	$3,420

American Income Fund 2010 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 28, 2010